INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES	6 Months Ended
Jun. 30, 2017
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN DIRECT FINANCING LEASES AND SALES-TYPE LEASES
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES

As at June 30, 2017, the Company had 9 VLCCs and one Suezmax tanker on charter to Frontline Shipping Limited (“Frontline Shipping”), a wholly owned subsidiary of Frontline, a related party. These tankers are on long-term, fixed rate time charters which extend for various periods depending on the age of the vessels, ranging from approximately three to 10 years. The terms of the charters do not provide Frontline Shipping with an option to terminate the charters before the end of their terms.
One of the Company's offshore support vessels is chartered on a long-term bareboat charter to Deep Sea Supply Shipowning II AS ("Deep Sea"), a wholly owned subsidiary of Deep Sea Supply AS, which in turn is a wholly owned subsidiary of Solship Invest 3 AS ("Solship", formerly Deep Sea Supply Plc., a related party). Solship is a wholly owned subsidiary of Solstad Farstad ASA, following the merger agreement between Solstad Offshore ASA, Farstad Shipping ASA and Deep Sea Supply Plc., which was completed in June 2017. The terms of the charter existing at June 30, 2017, provided the charterer with a call option to acquire the vessel at the expiry of the charter in 2023. Following amendment agreements entered into in September 2017, the charter includes a minimum fixed price put option at expiry of the charter, which has been extended to the end of December 2027. (See Note 18: Subsequent Events).
In addition to the above 11 vessels leased to related parties, the Company also had two container vessels accounted for as direct financing leases and one container vessel accounted for as a sales-type lease as at June 30, 2017, which are on long-term bareboat charters to MSC, an unrelated party. The terms of the charters provide a fixed price put option or purchase obligation at the expiry of the 15 year charter period for two of the container vessels and a minimum fixed price purchase obligation at the expiry of the five year charter period for the third container vessel.
As at June 30, 2017, the Company had a total of 14 vessels accounted for as direct financing and sales-type leases (December 31, 2016: 14 vessels). The following lists the components of the investments in direct financing and sales-type leases as at June 30, 2017 and December 31, 2016:

(in thousands of $)	June 30, 2017	December 31, 2016
Total minimum lease payments to be received	979,992	862,083
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(237,278)	(287,168)
Net minimum lease payments receivable	742,714	574,915
Estimated residual values of leased property (un-guaranteed)	243,974	213,901
Less: unearned income	(341,215)	(232,781)
Total investment in direct financing and sales-type leases	645,473	556,035

Current portion	33,083	32,220
Long-term portion	612,390	523,815
Total investment in direct financing and sales-type leases	645,473	556,035